Legal Actions	12 Months Ended
Dec. 31, 2011
Legal Actions [Abstract]
Legal Actions

Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.

       Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

ILLINOIS ATTORNEY GENERAL litigation On July 31, 2009, the Attorney General for the State of Illinois filed a civil lawsuit against Wells Fargo & Company, Wells Fargo Bank, N.A. and Wells Fargo Financial Illinois, Inc. in the Circuit Court for Cook County, Illinois. The Illinois Attorney General alleges that the Wells Fargo defendants engaged in illegal discrimination by “reverse redlining” and by steering African-American and Latino customers into high cost, subprime mortgage loans while other borrowers with similar incomes received lower cost mortgages. Illinois also alleges that Wells Fargo Financial Illinois, Inc. misled Illinois customers about the terms of mortgage loans. Illinois' complaint against all Wells Fargo defendants is based on alleged violation of the Illinois Human Rights Act and the Illinois Fairness in Lending Act. The complaint also alleges that Wells Fargo Financial Illinois, Inc. violated the Illinois Consumer Fraud and Deceptive Business Practices Act and the Illinois Uniform Deceptive Trade Practices Act. Illinois' complaint seeks an injunction against the defendants' alleged violation of these Illinois statutes, restitution to consumers and civil money penalties. On October 26, 2011, the Illinois Court issued an order granting, in part, and denying, in part, Wells Fargo's motion to dismiss. The Court dismissed Wells Fargo & Company as a party and dismissed Count III of the complaint, which alleged violations of the Illinois Fair Lending Act. The Court denied the remainder of the motion to dismiss.

INTERCHANGE LITIGATION Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the United States District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation.

MEDICAL CAPITAL CORPORATION LITIGATION Wells Fargo Bank, N.A. served as indenture trustee for debt issued by affiliates of Medical Capital Corporation, which was placed in receivership at the request of the Securities and Exchange Commission (SEC) in August 2009. Since September 2009, Wells Fargo has been named as a defendant in various class and mass actions brought by holders of Medical Capital Corporation's debt, alleging that Wells Fargo breached contractual and other legal obligations owed to them and seeking unspecified damages. The actions have been consolidated in the United States District Court for the Central District of California. On July 26, 2011, the District Court certified a class consisting of holders of notes issued by affiliates of Medical Capital Corporation and, on October 18, 2011, the Ninth Circuit Court of Appeals denied a petition seeking to appeal the class certification order.

Mortgage-Backed Certificates Litigation Several securities law based putative class actions were consolidated in the U.S. District Court for the Northern District of California on July 16, 2009, under the caption In re Wells Fargo Mortgage-Backed Certificates Litigation. The case asserted claims against several Wells Fargo mortgage backed securities trusts, Wells Fargo Bank, N.A. and other affiliated entities, individual employee defendants, along with various underwriters and rating agencies. The plaintiffs alleged that the offering documents contain untrue statements of material fact, or omit to state material facts necessary to make the registration statements and accompanying prospectuses not misleading. The parties agreed to settle the case on May 27, 2011, for $125 million. Final approval of the settlement was entered on November 14, 2011. Some class members opted out of the settlement, with the most significant being the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and American International Group, Inc.

       On June 29, 2010, and on July 15, 2010, two complaints, the first captioned The Charles Schwab Corporation vs. Merrill Lynch, Pierce, Fenner & Smith, Inc., et al., and the second captioned The Charles Schwab Corporation v. BNP Paribas Securities Corp., et al., were filed in the Superior Court for the State of California, San Francisco County against a number of defendants, including Wells Fargo Bank, N.A. and Wells Fargo Asset Securities Corporation. As against the Wells Fargo entities, the new cases assert opt out claims relating to the claims alleged in the Mortgage-Backed Certificates Litigation.

       On October 15, 2010, three actions, captioned Federal Home Loan Bank of Chicago v. Banc of America Funding Corporation, et al. (filed in the Cook County Circuit Court, State of Illinois); Federal Home Loan Bank of Chicago v. Banc of America Securities LLC, et al. (filed in the Superior Court of the State of California for the County of Los Angeles); and Federal Home Loan Bank of Indianapolis v. Banc of America Mortgage

America Securities, Inc., et al. (filed in the Superior Court of the State of Indiana for the County of Marion), named multiple defendants, described as issuers/depositors, and underwriters/dealers of private label mortgage-backed securities, in an action asserting claims that defendants used false and misleading statements in offering documents for the sale of such securities. The Bank of Chicago asserts that it purchased approximately $4.2 billion and the Bank of Indianapolis asserts that it purchased nearly $3 billion of such securities from the defendants. Plaintiffs seek rescission of the sales and damages under state securities and other laws and Section 11 of the Securities Act of 1933. Wells Fargo Asset Securities Corporation, Wells Fargo Bank, N.A. and Wells Fargo & Company were named among the defendants.

       On April 20, 2011, a case captioned Federal Home Loan of Boston v. Ally Financial, Inc., et al., was filed in the Superior Court of the Commonwealth of Massachusetts for the County of Suffolk. The case names, among a large number of parties, Wells Fargo & Company, Wells Fargo Asset Securitization Corporation and Wells Fargo Bank, N.A. as parties and contains allegations substantially similar to the cases filed by the other Federal Home Loan Banks.

       On April 28, 2011, a case captioned The Union Central Life Insurance Company, et al. v. Credit Suisse First Boston Securities Corp., et al., was filed in the U.S. District Court for the Southern District of New York. Among other defendants, it names Wells Fargo Asset Securitization Corporation and Wells Fargo Bank, N.A. The case asserts various state law fraud claims and claims for violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 on behalf of three insurance companies, relating to offerings of mortgage-backed securities from 2005 through 2007.

       In addition, there are other mortgage-related threatened or asserted claims by entities or investors where Wells Fargo may have indemnity or repurchase obligations, or as to which it has entered into agreements to toll the relevant statutes of limitations.

MORTGAGE FORECLOSURE DOCUMENT LITIGATION Eight purported class actions and several individual borrower actions related to foreclosure document practices were filed in late 2010 and in early 2011 against Wells Fargo Bank, N.A. in its status as mortgage servicer or corporate trustee of mortgage trusts. The cases have been brought in state and federal courts. Five of the class actions have been dismissed or otherwise resolved. Of the individual borrower cases, the majority are filed in state courts in California and Ohio. The actions generally claim that Wells Fargo submitted "fraudulent" or "untruthful" affidavits or other foreclosure documents to courts to support foreclosures filed in the state. Specifically, plaintiffs allege that Wells Fargo signers did not have personal knowledge of the facts alleged in the documents and did not verify the information in the documents ultimately filed with courts to foreclose. Plaintiffs attempt to state legal claims ranging from wrongful foreclosure to deceptive practices or fraud and seek relief ranging from cancellation of notes and mortgages to money damages.

MORTGAGE RELATED REGULATORY INVESTIGATIONS On April 13, 2011, Wells Fargo Bank, N.A. entered into a Consent Order with the OCC and Wells Fargo & Company entered into a Consent Order with the Board of Governors of the Federal Reserve System in connection with Wells Fargo's mortgage foreclosure practices. The Consent Orders require Wells Fargo to develop and implement certain compliance programs and to take other remedial steps, which Wells Fargo is doing. On February 9, 2012, the OCC and Federal Reserve announced that they had also imposed civil money penalties of $83 million and $85 million, respectively, related to the Consent Orders. These penalties will be satisfied through payments made under a separate simultaneous settlement in principle, announced on the same day, among the Department of Justice (DOJ), a task force of Attorneys General from 49 states, other government entities, Wells Fargo and four other mortgage servicers related to mortgage servicing and foreclosure practices. Under the settlement in principle, Wells Fargo agreed to the following commitments, comprised of three components totaling $5.3 billion:

  Consumer Relief Program For qualified borrowers with financial hardship and a loan owned and serviced by Wells Fargo, a commitment to provide $3.4 billion in aggregate consumer relief and assistance programs, including expanded first and second mortgage modifications that broaden the use of principal reduction to help customers achieve affordability, an expanded short sale program that includes waivers of deficiency balances, forgiveness of arrearages for unemployed borrowers, cash-for-keys payments to borrowers who voluntarily vacate properties, and “anti-blight” provisions designed to reduce the impact on communities of vacant properties. As of December 31, 2011, the expected impact of the Consumer Relief Program was covered in our allowance for credit losses and in the nonaccretable difference relating to our purchased credit-impaired residential mortgage portfolio.
  Refinance Program For qualified borrowers with little or negative equity in their home and a loan owned and serviced by Wells Fargo, an expanded first-lien refinance program commitment estimated to provide $900 million of aggregate payment relief over the life of the refinanced loans. The Refinance Program will not result in any current-period charge as its impact will be recognized over a period of years in the form of lower interest income as qualified borrowers benefit from reduced interest rates on loans refinanced under the program.
  Foreclosure Assistance Payment $1 billion paid directly to the federal government and the participating states for their use to address the impact of foreclosure challenges as they see fit and which may include direct payments to consumers. As of December 31, 2011, we had fully accrued for the Foreclosure Assistance Payment.

Government agencies continue investigations or examinations of other mortgage related practices of Wells Fargo. The investigations relate to two main topics, (1) whether Wells Fargo may have violated fair lending or other laws and regulations relating to mortgage origination practices; and (2) whether Wells Fargo properly disclosed in offering documents for its residential mortgage-backed securities the facts and risks associated with those securities. Wells Fargo has received a Wells notice from SEC staff relating to Wells Fargo's disclosures in mortgage-backed securities offering documents. Wells Fargo continues to provide information requested by the various agencies in connection with certain investigations.

MUNICIPAL DERIVATIVES BID PRACTICES INVESTIGATION The DOJ and the SEC, beginning in November 2006, requested information from a number of financial institutions, including Wachovia Bank, N.A.'s municipal derivatives group, with regard to competitive bid practices in the municipal derivative markets. Other state and federal agencies subsequently also began investigations of the same practices. On December 8, 2011, a global resolution of the Wachovia Bank investigations was announced by DOJ, the Internal Revenue Service, the SEC, the OCC and a group of State Attorneys General. The investigations were settled with Wachovia Bank agreeing to pay a total of approximately $148 million in penalties and remediation to the various agencies.

       Wachovia Bank, along with a number of other banks and financial services companies, was named as a defendant in a number of substantially identical purported class actions and individual actions filed in various state and federal courts by various municipalities alleging they have been damaged by the activity which is the subject of the government investigations. These cases were either consolidated under the caption In re Municipal Derivatives Antitrust Litigation or administered jointly with that action in the U.S. District Court for the Southern District of New York. The plaintiffs and Wells Fargo agreed to settle the In re Municipal Derivatives Antitrust Litigation on October 21, 2011. The settlement is subject to court approval and, if finally approved, will result in Wells Fargo paying the amount of $37 million. The settlement was preliminarily approved on December 27, 2011.

ORDER OF POSTING LITIGATION A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the Banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. The bank defendants moved to compel these cases to arbitration under recent Supreme Court authority. On November 22, 2011, the Judge denied the motion. The Banks have appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit.

       On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., a case that was not consolidated in the multi-district proceedings, enjoining the Bank's use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing that the Bank establish a different posting methodology and ordering remediation of approximately $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit.

WACHOVIA EQUITY SECURITIES AND BONDS/NOTES LITIGATION A securities class action, now captioned In re Wachovia Equity Securities Litigation, has been pending under various names since July 7, 2008, in the U.S. District Court for the Southern District of New York alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934. Among other allegations, plaintiffs allege Wachovia's common stock price was artificially inflated as a result of allegedly misleading disclosures relating to the Golden West Financial Corp. mortgage portfolio, Wachovia's exposure to other mortgage related products such as CDOs, control issues and auction rate securities. There are four additional cases (not class actions) containing allegations similar to the allegations in the In re Wachovia Equity Securities Litigation captioned Stichting Pensioenfonds ABP v. Wachovia Corp. et al., FC Holdings AB, et al. v. Wachovia Corp., et al., Deka Investment GmbH v. Wachovia Corp. et al. and Forsta AP-Fonden v. Wachovia Corp., et al., respectively, which were filed in the U.S. District Court for the Southern District of New York. On March 31, 2011, the U.S. District Court for the Southern District of New York entered a Decision and Order granting Wachovia's motions to dismiss the In re Wachovia Equity Securities Litigation and the Stichting Pensioenfonds ABP, FC Holdings AB, Deka Investment GmbH and Forsta AP-Fonden cases. Plaintiffs and Wells Fargo have agreed to settle the Equity Securities Litigation for $75 million and on January 27, 2012, the Court entered an order preliminarily approving the settlement. A fairness hearing on final approval of the settlement is scheduled for June 1, 2012.

       After a number of procedural motions, three purported class action cases alleging violations of Sections 11, 12, and 15 of the Securities Act of 1933 as a result of allegedly misleading disclosures relating to the Golden West mortgage portfolio in connection with Wachovia's issuance of various preferred securities and bonds were transferred to the U.S. District Court for the Southern District of New York. A consolidated class action complaint was filed on September 4, 2009, and the matter was captioned In Re Wachovia Preferred Securities and Bond/Notes Litigation. On March 31, 2011, by the same Decision and Order referenced above, the court also granted in part and denied in part Wachovia's motion to dismiss the In re Wachovia Preferred Securities and Bond/Notes Litigation, allowing that case to go forward after limiting the number of offerings at issue. Wells Fargo and the plaintiffs agreed to settle the In re Wachovia Preferred Securities and Bond/Notes Litigation for $590 million. The proposed settlement was preliminarily approved by the Court on August 9, 2011. The hearing on final approval was held on November 14, 2011, and a judgment approving class action settlements was filed on January 3, 2012.

       There are a number of other similar actions filed in state courts in North Carolina and South Carolina by individual shareholders. Two of the individual shareholder actions in South Carolina have been dismissed and the shareholders have appealed. On December 22, 2011, the dismissal of the Rivers v. Wachovia Corporation, et al. case, one of the two South Carolina actions, was affirmed by the U.S. Court of Appeals for the Fourth Circuit.

Outlook When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range.

The high end of the range of reasonably possible potential litigation losses in excess of the Company's liability for probable and estimable losses was $1.2 billion as of December 31, 2011. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo's consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo's results of operations for any particular period.